Land-use rights, net - Schedule of Land-use Rights, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule Of Land Use Rights Net Abstract
Land-use rights, at cost	$ 872,563	$ 829,432
Less: accumulated amortization	(255,952)	(226,711)
Total land-use rights, net	$ 616,611	$ 602,721